Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
The gross changes in the carrying amount of goodwill as of December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of the year	311,865	38,019
Acquisition of 6 River Systems, Inc.	—	264,527
Other acquisitions	—	9,319
Balance, end of the year	311,865	311,865